Receivables From and Payables to Brokers, Dealers and Clearing Organizations	12 Months Ended
Dec. 31, 2025
Receivables From and Payables to Brokers, Dealers and Clearing Organizations [Abstract]
RECEIVABLES FROM AND PAYABLES TO BROKERS, DEALERS AND CLEARING ORGANIZATIONS

NOTE 7 — RECEIVABLES FROM AND PAYABLES TO BROKERS, DEALERS AND CLEARING ORGANIZATIONS

Our receivables from and payables to brokers, dealers and clearing organizations consisted of the following as of December 31, 2025 and 2024:

	2025	2024
Receivable from brokers, dealers, and clearing organizations:
Receivable from brokers and dealers	$158,091,446	$38,047,956
Receivable from clearing organization	404,869,699	224,045,084
Total	562,961,145	262,093,040
Payable to brokers, dealers, and clearing organizations:
Payable to brokers and dealers	3,042,114	1,192,873
Payable due to clearing organizations	439,001	297,664
Total	$3,481,115	$1,490,537